INVESTMENTS	12 Months Ended
Dec. 31, 2011
INVESTMENTS
INVESTMENTS

7. INVESTMENTS

SECURITIES AVAILABLE FOR SALE AND OTHER INVESTED ASSETS CARRIED AT FAIR VALUE

The following table presents the amortized cost or cost and fair value of AIG's available for sale securities and other invested assets carried at fair value:

(in millions)	Amortized Cost or Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Other-Than- Temporary Impairments in AOCI(a)

December 31, 2011
Bonds available for sale:
U.S. government and government sponsored entities	$5,661	$418	$(1)	$6,078	$-
Obligations of states, municipalities and political subdivisions	35,017	2,554	(73)	37,498	(28)
Non-U.S. governments	24,568	1,269	(102)	25,735	-
Corporate debt	134,974	11,569	(1,725)	144,818	115
Mortgage-backed, asset-backed and collateralized:
RMBS	34,780	1,387	(1,563)	34,604	(716)
CMBS	8,449	470	(973)	7,946	(276)
CDO/ABS	7,321	454	(473)	7,302	49

Total mortgage-backed, asset-backed and collateralized	50,550	2,311	(3,009)	49,852	(943)

Total bonds available for sale(b)	250,770	18,121	(4,910)	263,981	(856)

Equity securities available for sale:
Common stock	1,682	1,839	(100)	3,421	-
Preferred stock	83	60	-	143	-
Mutual funds	55	6	(1)	60	-

Total equity securities available for sale	1,820	1,905	(101)	3,624	-

Other invested assets carried at fair value(c)	5,155	1,611	(269)	6,497	-

Total	$257,745	$21,637	$(5,280)	$274,102	$(856)

December 31, 2010
Bonds available for sale:
U.S. government and government sponsored entities	$7,239	$184	$(73)	$7,350	$-
Obligations of states, municipalities and political subdivisions	45,297	1,725	(402)	46,620	2
Non-U.S. governments	16,142	741	(75)	16,808	(28)
Corporate debt	117,367	8,725	(1,198)	124,894	99
Mortgage-backed, asset-backed and collateralized:
RMBS	20,661	700	(1,553)	19,808	(648)
CMBS	7,320	240	(1,149)	6,411	(218)
CDO/ABS	6,643	402	(634)	6,411	32

Total mortgage-backed, asset-backed and collateralized	34,624	1,342	(3,336)	32,630	(834)

Total bonds available for sale(b)	220,669	12,717	(5,084)	228,302	(761)

Equity securities available for sale:
Common stock	1,820	1,931	(52)	3,699	-
Preferred stock	400	88	(1)	487	-
Mutual funds	351	46	(2)	395	-

Total equity securities available for sale	2,571	2,065	(55)	4,581	-

Other invested assets carried at fair value(c)	5,392	1,256	(60)	6,588	-

Total(d)	$228,632	$16,038	$(5,199)	$239,471	$(761)

(a)
Represents the amount of other-than-temporary impairment losses recognized in Accumulated other comprehensive income. This amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

(b)
At December 31, 2011 and 2010, bonds available for sale held by AIG that were below investment grade or not rated totaled $24.2 billion and $18.6 billion, respectively.

(c)
Represents private equity and hedge fund investments carried at fair value for which unrealized gains and losses are required to be recognized in other comprehensive income.

(d)
Excludes $80.5 billion of available for sale securities at fair value from businesses held for sale at December 31, 2010. Net unrealized gain attributable to businesses held for sale totaled $604 million at December 31, 2010. See Note 4 herein.

    During 2011, Chartis entered into financing transactions using municipal bonds to support statutory capital by generating taxable income. In these transactions, certain available for sale high grade municipal bonds were loaned to counterparties, primarily commercial banks and brokerage firms, who receive the tax-exempt income from the bonds. In return, the counterparties are required to pay Chartis an income stream equal to the bond coupon of the loaned securities, plus a fee. To secure their borrowing of the securities, counterparties are required to post liquid collateral (such as high quality fixed maturity securities and cash) equal to at least 102 percent of the fair value of the loaned securities to third-party custodians for Chartis' benefit in the event of default by the counterparties. The collateral is maintained in a third-party custody account and is adjusted daily based on daily fair value measurements from a third-party pricing source. Chartis is not permitted to sell, repledge or otherwise control the collateral unless an event of default by the counterparties occurs. At the termination of these transactions, Chartis and its counterparties are obligated to return the collateral maintained in the third-party custody account and the identical municipal bonds loaned, respectively. These transactions are accounted for as secured financing arrangements. Under these secured financing arrangements, securities available for sale with a fair value of $2.3 billion at December 31, 2011 were loaned to counterparties against collateral equal to at least 102 percent of the fair value of the loaned securities.

Unrealized Losses on Securities Available for Sale

The following table summarizes the fair value and gross unrealized losses on AIG's available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

December 31, 2011
Bonds available for sale:
U.S. government and government sponsored entities	$142	$1	$-	$-	$142	$1
Obligations of states, municipalities and political subdivisions	174	1	669	72	843	73
Non-U.S. governments	3,992	67	424	35	4,416	102
Corporate debt	18,099	937	5,907	788	24,006	1,725
RMBS	10,624	714	4,148	849	14,772	1,563
CMBS	1,697	185	1,724	788	3,421	973
CDO/ABS	1,680	50	1,682	423	3,362	473

Total bonds available for sale	36,408	1,955	14,554	2,955	50,962	4,910

Equity securities available for sale:
Common stock	608	100	-	-	608	100
Preferred stock	6	-	-	-	6	-
Mutual funds	2	1	-	-	2	1

Total equity securities available for sale	616	101	-	-	616	101

Total	$37,024	$2,056	$14,554	$2,955	$51,578	$5,011

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

December 31, 2010*
Bonds available for sale:
U.S. government and government sponsored entities	$2,142	$73	$-	$-	$2,142	$73
Obligations of states, municipalities and political subdivisions	9,300	296	646	106	9,946	402
Non-U.S. governments	1,427	34	335	41	1,762	75
Corporate debt	18,246	579	7,343	619	25,589	1,198
RMBS	4,461	105	6,178	1,448	10,639	1,553
CMBS	462	19	3,014	1,130	3,476	1,149
CDO/ABS	996	48	2,603	586	3,599	634

Total bonds available for sale	37,034	1,154	20,119	3,930	57,153	5,084

Equity securities available for sale:
Common stock	576	52	-	-	576	52
Preferred stock	11	1	-	-	11	1
Mutual funds	65	2	-	-	65	2

Total equity securities available for sale	652	55	-	-	652	55

Total	$37,686	$1,209	$20,119	$3,930	$57,805	$5,139

*
Excludes fixed maturity and equity securities of businesses held for sale. See Note 4 herein.

    At December 31, 2011, AIG held 7,582 and 304 individual fixed maturity and equity securities, respectively, that were in an unrealized loss position, of which 2,045 individual securities were in a continuous unrealized loss position for longer than 12 months. AIG did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2011, because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

December 31, 2011	Total Fixed Maturity Available for Sale Securities		Fixed Maturity Securities in a Loss Position
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Due in one year or less	$9,967	$10,101	$1,884	$1,866
Due after one year through five years	58,207	60,179	12,911	12,302
Due after five years through ten years	70,031	74,362	10,928	10,253
Due after ten years	62,015	69,487	5,585	4,986
Mortgage-backed, asset-backed and collateralized	50,550	49,852	24,564	21,555

Total	$250,770	$263,981	$55,872	$50,962

    Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

TRADING SECURITIES

The following table presents the fair value of AIG's trading securities:

	December 31, 2011		December 31, 2010
(in millions)	Fair Value	Percent of Total	Fair Value	Percent of Total

Fixed Maturities:
U.S. government and government sponsored entities	$7,504	31%	$6,902	21%
Non-U.S. governments	35	-	125	-
Corporate debt	816	3	912	3
State, territories and political subdivisions	257	1	316	1
Mortgage-backed, asset-backed and collateralized*:
RMBS	1,648	7	1,928	6
CMBS	1,837	7	2,078	6
CDO/ABS and other collateralized	5,282	22	6,331	19

Total mortgage-backed, asset-backed and collateralized	8,767	36	10,337	31
ML II	1,321	5	1,279	4
ML III	5,664	23	6,311	19

Total fixed maturities	24,364	99	26,182	79
Equity securities:
MetLife	-	-	6,494	20
All other	125	1	158	1

Total equity securities	125	1	6,652	21

Total	$24,489	100%	$32,834	100%

*
Primarily United Kingdom and European structured products.

OTHER INVESTED ASSETS

The following table summarizes Other invested assets:

December 31, (in millions)	2011	2010

Category:
Alternative investments(a)	$18,793	$19,463
Mutual funds	258	1,718
Investment real estate(b)	2,778	3,196
Aircraft asset investments(c)	1,100	1,381
Life settlement contracts	4,006	3,834
Retained interest in AIA	12,367	11,134
All other investments	1,442	1,484

Other invested assets	$40,744	$42,210

(a)
Includes hedge funds, private equity funds, affordable housing partnerships and other investment partnerships.

(b)
Net of accumulated depreciation of $428 million and $536 million in 2011 and 2010, respectively.

(c)
Consist primarily of SunAmerica investments in aircraft equipment held in trusts.

Investments in Life Settlement Contracts

    During 2011, 2010 and 2009, income recognized on life settlement contracts was $320 million, $213 million and $106 million, respectively, and is included in Net investment income in the Consolidated Statement of Operations. AIG's life settlement contracts reported above are monitored for impairment on a contract-by-contract basis quarterly. Impairment charges on life settlement contracts included in net realized capital gains (losses) totaled $312 million, $74 million, and $79 million in 2011, 2010 and 2009, respectively.

The following table presents further information regarding life settlement contracts:

	December 31, 2011
(dollars in millions)	Number of Contracts	Carrying Value	Face Value (Death Benefits)

Remaining Life Expectancy of Insureds:
0 - 1 year	6	$2	$4
1 - 2 years	43	20	32
2 - 3 years	108	78	165
3 - 4 years	208	232	528
4 - 5 years	274	232	616
Thereafter	5,262	3,442	16,755

Total	5,901	$4,006	$18,100

    At December 31, 2011, the anticipated life insurance premiums required to keep the life settlement contracts in force, payable in the next 12 months ending December 31, 2012 and the four succeeding years ending December 31, 2016 are $559 million, $573 million, $575 million, $581 million and $571 million, respectively.

Other Invested Assets – Carried at Fair Value

    All of the equity investments carried at fair value are subject to other-than-temporary impairment evaluation (see below for discussion on evaluating equity investments for other-than-temporary impairment). The gross unrealized loss recorded in Accumulated other comprehensive income on such investments was $269 million and $60 million at December 31, 2011 and 2010, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss position for less than 12 months.

Other Invested Assets – Equity Method Investments

    At December 31, 2011, AIG had a 33 percent interest in AIA, which AIG is accounting for under the fair value option. AIG's equity method investments include certain investment partnerships in which AIG holds in the aggregate a five percent or greater interest or in which AIG has more than a minor influence over the operations of the investee, and certain other strategic investments. Dividends received from AIG's other strategic investments were $17 million, $25 million and $12 million for the years ended December 31, 2011, 2010, and 2009, respectively. The undistributed earnings of other strategic investments in which AIG's ownership interest is less than 50 percent were $9 million, $8 million and $7 million at December 31, 2011, 2010, and 2009, respectively.

The following table presents the carrying value and ownership percentage of AIA and all other equity method investments:

	2011		2010
(in millions, except percentages)	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage

AIA	$12,367	33%	$11,134	33%
All other equity method investments	9,026	Various	9,187	Various

Total	$21,393		$20,321

Summarized Financial Information of AIA

The following is summarized financial information of AIA:

Year Ended December 31,
(in millions)	2011

Operating results:
Total revenues	$13,802
Total expenses	(12,436)

Net income	$1,366

At December 31,
(in millions)	2011

Balance sheet:
Total assets	$112,673
Total liabilities	$(90,894)

    Substantially all of AIA's assets consist of financial investments and deferred acquisition and origination costs and substantially all of its liabilities consist of insurance and investment-contract-related liabilities.

    Summarized financial information for AIA was as of and for the year ended November 30, 2011. AIA was consolidated through October 28, 2010. As a result, comparable amounts for 2010 are not being presented.

Summarized Financial Information of Other Equity Method Investees

The following is the aggregated summarized financial information of AIG's other equity method investees:

Years Ended December 31, (in millions)	2011	2010	2009

Operating results:
Total revenues	$12,749	$14,079	$(15,160)
Total expenses	(3,530)	(3,812)	(6,312)

Net income (loss)	$9,219	$10,267	$(21,472)

At December 31, (in millions)	2011	2010

Balance sheet:
Total assets	$95,749	$100,156
Total liabilities	$(22,379)	$(23,343)

    Summarized financial information for these equity method investees may be presented on a lag, due to the unavailability of information for the investees at the respective balance sheet date, and is included for the periods in which AIG held an equity method ownership interest. Summarized financial information for entities that have been divested or are held-for-sale is not included in the table above.

NET INVESTMENT INCOME

The following table presents the components of Net investment income:

Years Ended December 31,
(in millions)	2011	2010	2009

Fixed maturity securities, including short-term investments	$11,814	$14,445	$14,535
Change in fair value of ML II	42	513	(25)
Change in fair value of ML III	(646)	1,792	419
Change in fair value of AIA securities	1,289	(638)	-
Change in fair value of MetLife securities prior to their sale	(157)	665	-
Equity securities	92	234	186
Interest on mortgage and other loans	1,065	1,268	1,347
Alternative investments*	1,213	1,602	4
Mutual funds	47	(25)	315
Real estate	107	126	139
Other investments	398	557	306

Total investment income before policyholder income and trading gains	15,264	20,539	17,226
Policyholder investment income and trading gains	-	886	2,305

Total investment income	15,264	21,425	19,531
Investment expenses	509	491	539

Net investment income	$14,755	$20,934	$18,992

*
Includes hedge funds, private equity funds and affordable housing partnerships.

NET REALIZED CAPITAL GAINS AND LOSSES

The following table presents the components of Net realized capital gains (losses) and the increase (decrease) in unrealized appreciation of AIG's available for sale securities:

Years Ended December 31, (in millions)	2011	2010	2009

Sales of fixed maturity securities	$1,913	$1,846	$849
Sales of equity securities	164	725	303
Other-than-temporary impairments:
Severity	(51)	(73)	(1,510)
Change in intent	(12)	(441)	(958)
Foreign currency declines	(32)	(63)	(112)
Issuer-specific credit events	(1,165)	(2,457)	(3,979)
Adverse projected cash flows	(20)	(5)	(137)
Provision for loan losses	48	(304)	(614)
Change in fair value of MetLife securities prior to the sale	(191)	315	-
Foreign exchange transactions	(96)	189	(616)
Derivative instruments	297	138	1,724
Other	(314)	(34)	(160)

Net realized capital gains (losses)	$541	$(164)	$(5,210)

Increase in unrealized appreciation of investments:
Fixed maturities	$5,578	$8,677	$29,803
Equity securities	(206)	473	2,352
Other investments	146	156	141

Increase in unrealized appreciation*	$5,518	$9,306	$32,296

*
Excludes net unrealized gains attributable to businesses held for sale of $604 million and $925 million at December 31, 2010 and December 31, 2009, respectively.

The following table presents the gross realized gains and gross realized losses from sales or redemptions of AIG's available for sale securities:

	Years Ended December 31,
	2011		2010		2009
(in millions)	Gross Realized Gains	Gross Realized Losses	Gross Realized Gains	Gross Realized Losses	Gross Realized Gains	Gross Realized Losses

Fixed maturities	$2,042	$129	$2,138	$292	$1,497	$648
Equity securities	199	35	811	86	516	213

Total	$2,241	$164	$2,949	$378	$2,013	$861

    For the year ended December 31, 2011, 2010 and 2009 the aggregate fair value of available for sale securities sold was $44.0 billion, $56.0 billion and $33.7 billion, respectively.

Evaluating Investments for Other-Than-Temporary Impairments

    On April 1, 2009, AIG adopted prospectively an accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. These requirements have significantly altered AIG's policies and procedures for determining impairment charges recognized through earnings. The new standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in Accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changes the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected (recovery value), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of Accumulated other comprehensive income (loss). AIG refers to both credit impairments and impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the standard.

Impairment Policy – Effective April 1, 2009 and Thereafter

Fixed Maturity Securities

    If AIG intends to sell a fixed maturity security or it is more likely than not that AIG will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

    For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, is charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments were taken (a component of Accumulated other comprehensive income (loss)).

    When assessing AIG's intent to sell a fixed maturity security, or whether it is more likely than not that AIG will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition AIG's investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

    AIG considers severe price declines in its assessment of potential credit impairments. AIG may also modify its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

    In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, AIG generally prospectively accretes into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

Credit Impairments

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by AIG(a):

(in millions)	Year Ended December 31, 2011	Year Ended December 31, 2010	Nine Months Ended December 31, 2009

Balance, beginning of year	$6,786	$7,803	$-
Increases due to:
Credit losses remaining in accumulated deficit related to the adoption of new other-than-temporary impairment standard	-	-	7,182
Credit impairments on new securities subject to impairment losses	235	627	550
Additional credit impairments on previously impaired securities	735	1,294	1,523
Reductions due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	(529)	(1,039)	(967)
Credit impaired securities for which there is a current intent or anticipated requirement to sell	-	(503)	-
Accretion on securities previously impaired due to credit(b)	(544)	(332)	(221)
Hybrid securities with embedded credit derivatives reclassified to Bond trading securities	(179)	(748)	-
Other(c)	-	(316)	(264)

Balance, end of year	$6,504	$6,786	$7,803

(a)
Includes structured, corporate, municipal and sovereign fixed maturity securities.

(b)
Represents accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities as well as the accretion due to the passage of time.

(c)
Reflects the deconsolidation of AIA and sale of ALICO and AGF in 2010.

    In assessing whether a credit impairment has occurred for a structured fixed maturity security, AIG performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of the securities.

    When estimating future cash flows for a structured fixed maturity security (e.g., RMBS, CMBS, CDO, ABS) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

  •
  current delinquency rates;

  •
  expected default rates and the timing of such defaults;

  •
  loss severity and the timing of any recovery; and

  •
  expected prepayment speeds.

    For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

Equity Securities

    The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the accounting standard related to other-than-temporary impairments in the second quarter of 2009. AIG continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

  •
  the security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

  •
  a discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than the par value of their claims; or

  •
  AIG has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

    The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which AIG could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

    AIG's investments in private equity funds and hedge funds are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

    AIG's investments in life settlement contracts are monitored for impairment based on the underlying life insurance policies, with cash flows reported periodically. An investment in a life settlement contract is considered impaired if the undiscounted cash flows resulting from the expected proceeds from the insurance policy are less than the carrying amount of the investment plus anticipated continuing costs. If an impairment loss is recognized, the investment is written down to fair value. During 2011, Chartis implemented an enhanced process in which updated medical information on individual insured lives is requested on a routine basis. In cases where updated information indicates that an individual's health has improved, an impairment loss may arise as a result of revised estimates of net cash flows from the related contract. Chartis also revised the valuation table used to estimate future net cash flows. This had the general effect of decreasing the projected net cash flows on a number of contracts. These changes resulted in an increase in the number of life settlement contracts identified as potentially impaired.

    AIG's aircraft asset investments and investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, AIG compares expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired (PCI) Securities

    Beginning the second quarter of 2011, AIG purchased certain RMBS securities that had experienced deterioration in credit quality since their issuance. Management determined, based on its expectations as to the timing and amount of cash flows expected to be received, that it was probable at acquisition that AIG would not collect all contractually required payments, including both principal and interest and considering the effects of prepayments, for these PCI securities. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on management's best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. Over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, the accretable yield and the non-accretable difference can change, as discussed further below.

    On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to AIG's policy for evaluating investments for other-than-temporary impairment. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

The following tables present information on AIG's PCI securities, which are included in bonds available for sale:

(in millions)	At Date of Acquisition

Contractually required payments (principal and interest)	$14,518
Cash flows expected to be collected*	11,520
Recorded investment in acquired securities	7,577

*
Represents undiscounted expected cash flows, including both principal and interest.

(in millions)	December 31, 2011

Outstanding principal balance	$10,119
Amortized cost	7,006
Fair value	6,535

The following table presents activity for the accretable yield on PCI securities:

Year Ended December 31, 2011 (in millions)

Balance, beginning of year	$-
Newly purchased PCI securities	3,943
Accretion	(324)
Effect of changes in interest rate indices	(62)
Net reclassification from non-accretable difference, including effects of prepayments	578

Balance, end of year	$4,135

INSURANCE – STATUTORY AND OTHER DEPOSITS

    Total carrying values of cash and securities deposited by AIG's insurance subsidiaries under requirements of regulatory authorities or other insurance-related arrangements were $9.8 billion and $11.5 billion at December 31, 2011 and 2010, respectively.